Summary of Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Accounting
Basis of Accounting. The consolidated financial statements of First Horizon National Corporation (“FHN”), including its subsidiaries, have been prepared in conformity with accounting principles generally accepted in the United States of America and follow general practices within the industries in which it operates. This preparation requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. These estimates and assumptions are based on information available as of the date of the financial statements and could differ from actual results.

Principles of Consolidation and Basis of Presentation
Principles of Consolidation and Basis of Presentation. The consolidated financial statements include the accounts of FHN and other entities in which it has a controlling financial interest. Variable Interest Entities (“VIEs”) for which FHN or a subsidiary has been determined to be the primary beneficiary are also consolidated. Affiliates for which FHN is not considered the primary beneficiary and in which FHN does not have a controlling financial interest are accounted for by the equity method. These investments are included in other assets, and FHN’s proportionate share of income or loss is included in noninterest income. All significant intercompany transactions and balances have been eliminated. For purposes of comparability, certain prior period amounts have been reclassified to conform to current year presentation.

Business Combinations
Business Combinations. FHN accounts for acquisitions meeting the definition of a business combination in accordance with ASC 805, "Business Combinations," which requires acquired assets and liabilities (other than tax and certain benefit plan balances) to be recorded at fair value. Business combinations are included in the financial statements from the respective dates of acquisition. Acquisition related costs are expensed as incurred.

Revenues
Revenues. Revenue is recognized when the performance obligations under the terms of a contract with a customer are satisfied in an amount that reflects the consideration FHN expects to be entitled. FHN derives a significant portion of its revenues from fee-based services. Noninterest income from transaction-based fees is generally recognized immediately upon completion of the transaction. Noninterest income from service-based fees is generally recognized over the period in which FHN provides the service. Any services performed over time generally require that FHN render services each period and therefore FHN measures progress in completing these services based upon the passage of time and recognizes revenue as invoiced.

Following is a discussion of FHN's key revenues within the scope of Accounting Standards Update ("ASU") 2014-09, "Revenue from Contracts with Customers", and all related amendments, except as noted.

Fixed Income. Fixed income includes fixed income securities sales, trading, and strategies, loan sales and derivative sales which are not within the scope of revenue from contracts with customers. Fixed income also includes investment banking fees earned for services related to underwriting debt securities and performing portfolio advisory services. FHN's performance obligation for underwriting services is satisfied on the trade date while advisory services is satisfied over time.

Deposit Transactions and Cash Management. Deposit transactions and cash management activities include fees for services related to consumer and commercial deposit products (such as service charges on checking accounts), cash management products and services such as electronic transaction processing (Automated Clearing House and Electronic Data Interchange), account reconciliation services, cash vault services, lockbox processing, and information reporting to large corporate clients. FHN's obligation for transaction-based services is satisfied at the time of the transaction when the service is delivered while FHN's obligation for service based fees is satisfied over the course of each month.

Brokerage, Management Fees and Commissions. Brokerage, management fees and commissions include fees for portfolio management, trade commissions, and annuity and mutual fund sales. Asset-based management fees are charged based on the market value of the client’s assets. The services associated with these revenues, which include investment advice and active management of client assets are generally performed and recognized over a month or quarter. Transactional revenues are based on the size and number of transactions executed at the client’s direction and are generally recognized on the trade date.
Trust Services and Investment Management. Trust services and investment management fees include investment management, personal trust, employee benefits, and custodial trust services. Obligations for trust services are generally satisfied over time but may be satisfied at points in time for certain activities that are transactional in nature.

Bankcard Income. Bankcard income includes credit interchange and network revenues and various card-related fees. Interchange income is recognized concurrently with the delivery of services on a daily basis. Card-related fees such as late fees, currency conversion, and cash advance fees are loan-related and excluded from the scope of ASU 2014-09.

Contract Balances. As of December 31, 2018, accounts receivable related to products and services on non-interest income were $8.1 million. For the year ended December 31, 2018, FHN had no material impairment losses on non-interest accounts receivable and there were no material contract assets, contract liabilities or deferred contract costs recorded on the Consolidated Statement of Condition as of December 31, 2018.

Transaction Price Allocated to Remaining Performance Obligations. For the year ended December 31, 2018, revenue recognized from performance obligations related to prior periods was not material. Revenue expected to be recognized in any future year related to remaining performance obligations, excluding revenue pertaining to contracts that have an original expected duration of one year or less and contracts where revenue is recognized as invoiced, is not material.

Debt and Equity Investment Securities
Debt Investment Securities. Available-for-sale ("AFS") and held-to-maturity (“HTM”) securities are reviewed quarterly for possible other-than-temporary impairment (“OTTI”). The review includes an analysis of the facts and circumstances of each individual investment such as the degree of loss, the length of time the fair value has been below cost, the expectation for that security’s performance, the creditworthiness of the issuer and FHN’s intent and ability to hold the security. Debt securities that may be sold prior to maturity are classified as AFS and are carried at fair value. The unrealized gains and losses on debt securities AFS, including securities for which no credit impairment exists, are excluded from earnings and are reported, net of tax, as a component of other comprehensive income within shareholders’ equity and the Statements of Comprehensive Income. Debt securities which management has the intent and ability to hold to maturity are reported at amortized cost. Interest-only strips that are classified as securities AFS are valued at elected fair value. See Note 24 - Fair Value of Assets and Liabilities for additional information.
Realized gains and losses for investment securities are determined by the specific identification method and reported in noninterest income. Declines in value judged to be other-than-temporary based on FHN’s analysis of the facts and circumstances related to an individual investment, including securities that FHN has the intent to sell, are also determined by the specific identification method. For HTM debt securities, OTTI recognized is typically credit-related and is reported in noninterest income. For impaired AFS debt securities that FHN does not intend to sell and will not be required to sell prior to recovery but for which credit losses exist, the OTTI recognized is separated between the total impairment related to credit losses which is reported in noninterest income, and the impairment related to all other factors which is excluded from earnings and reported, net of tax, as a component of other comprehensive income within shareholders’ equity and the Statements of Comprehensive Income.
Equity Investment Securities. Equity securities were classified as AFS through December 31, 2017. Subsequently, all equity securities are classified in Other assets.
National banks chartered by the federal government are, by law, members of the Federal Reserve System. Each member bank is required to own stock in its regional Federal Reserve Bank ("FRB"). Given this requirement, FRB stock may not be sold, traded, or pledged as collateral for loans. Membership in the Federal Home Loan Bank (“FHLB”) network requires ownership of capital stock. Member banks are entitled to borrow funds from the FHLB and are required to pledge mortgage loans as collateral. Investments in the FHLB are non-transferable and, generally, membership is maintained primarily to provide a source of liquidity as needed. FRB and FHLB stock are recorded at cost and are subject to impairment reviews.
Other equity investments primarily consist of mutual funds which are marked to fair value through earnings. Smaller balances of equity investments without a readily determinable fair value are recorded at cost minus impairment with adjustments through earnings for observable price changes in orderly transactions for the identical or a similar investment of the same issuer.

Securities Purchased Under Agreements to Resell and Securities Sold Under Agreements to Repurchase
Securities Purchased Under Agreements to Resell and Securities Sold Under Agreements to Repurchase. FHN enters into short-term securities purchased under agreements to resell transactions which are accounted for as collateralized financings except where FHN does not have an agreement to sell the same or substantially the same securities before maturity at a fixed or determinable price. All of FHN’s securities purchased under agreements to resell are recognized as collateralized financings. Securities delivered under these transactions are delivered to either the dealer custody account at the FRB or to the applicable counterparty. Securities sold under agreements to repurchase are offered to cash management customers as an automated, collateralized investment account. Securities sold under agreements to repurchase are also used by the consumer/commercial bank to obtain favorable borrowing rates on its purchased funds. All of FHN's securities sold under agreements to repurchase are secured borrowings.
Collateral is valued daily and FHN may require counterparties to deposit additional securities or cash as collateral, or FHN may return cash or securities previously pledged by counterparties, or FHN may be required to post additional securities or cash as collateral, based on the contractual requirements for these transactions.
FHN’s fixed income business utilizes securities borrowing arrangements as part of its trading operations. Securities borrowing transactions generally require FHN to deposit cash with the securities lender. The amount of cash advanced is recorded within Securities purchased under agreements to resell in the Consolidated Statements of Condition. These transactions are not considered purchases and the securities borrowed are not recognized by FHN. FHN does not conduct securities lending transactions.

Loans Held-for-Sale
Loans Held-for-Sale. Loans originated or purchased in which management lacks the intent to hold are included in loans held-for-sale in the Consolidated Statements of Condition. FHN has elected the fair value option on a prospective basis for certain mortgage loans held-for-sale and repurchased loans that are not governmentally insured. Such loans are carried at fair value, with changes in the fair value recognized in the other income section of the Consolidated Statements of Income. For mortgage loans originated for sale for which the fair value option was elected, loan origination fees were recorded by FHN when earned and related direct loan origination costs are recognized when incurred. See Note 24 - Fair Value of Assets and Liabilities for additional information. FHN accounts for all other loans held-for-sale at the lower of cost or market value (“LOCOM”).

Loans
Loans. Generally, loans are stated at principal amounts outstanding, net of unearned income. Interest on loans is recognized on an accrual basis at the applicable interest rate on the principal amount outstanding. Loan origination fees and direct costs as well as premiums and discounts are amortized as level yield adjustments over the respective loan terms. Unamortized net fees or costs, premiums and discounts are recognized in interest income upon early repayment of the loans. Cash collections from loans that were fully charged off prior to acquisition are recognized in noninterest income. Loan commitment fees are generally deferred and amortized on a straight-line basis over the commitment period.

Nonaccrual and Past Due Loans
Nonaccrual and Past Due Loans. Generally, loans are placed on nonaccrual status if it becomes evident that full collection of principal and interest is at risk, impairment has been recognized as a partial charge-off of principal balance due to insufficient collateral value and past due status, or on a case-by-case basis if FHN continues to receive payments, but there are other borrower-specific issues.

•	The accrual status policy for commercial troubled debt restructurings (“TDRs”) follows the same internal policies and procedures as other commercial portfolio loans.

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Residential real estate secured loans discharged in bankruptcy that have not been reaffirmed by the borrower (“discharged bankruptcies”) are placed on nonaccrual regardless of delinquency status and are reported as TDRs.

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Current second lien residential real estate loans that are junior to first liens are placed on nonaccrual status if the first lien is 90 or more days past due, is a bankruptcy, or is a troubled debt restructuring.

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Consumer real estate (HELOC and residential real estate installment loans), if not already on nonaccrual per above situations, are placed on nonaccrual if the loan is 30 or more days delinquent at the time of modification and is also determined to be a TDR.

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Government guaranteed/insured residential mortgage loans remain on accrual (even if the loan falls into one of the above categories) because the collection of principal and interest is reasonably assured.

For commercial and consumer loans within each portfolio segment and class that have been placed on nonaccrual status, accrued but uncollected interest is reversed and charged against interest income when the loan is placed on nonaccrual status. Management may elect to continue the accrual of interest when the estimated net realizable value of collateral is sufficient to recover the principal balance and accrued interest. Interest payments received on nonaccrual loans are normally applied to outstanding principal first. Once all principal has been received, additional interest payments are recognized on a cash basis as interest income.
Generally, commercial and consumer loans within each portfolio segment and class that have been placed on nonaccrual status can be returned to accrual status if all principal and interest is current and FHN expects full repayment of the remaining contractual principal and interest. This typically requires that a borrower make payments in accordance with the contractual terms for a sustained period of time (generally for a minimum of six months) before being returned to accrual status. For TDRs, FHN may also consider a borrower’s sustained historical repayment performance for a reasonable time prior to the restructuring in assessing whether the borrower can meet the restructured terms, as it may indicate whether the borrower is capable of servicing the level of debt under the modified terms.
Residential real estate loans discharged through Chapter 7 bankruptcy and not reaffirmed by the borrower are not returned to accrual status. For current second liens that have been placed on nonaccrual because the first lien is 90 or more days past due or is a TDR or bankruptcy, the second lien may be returned to accrual upon pay-off or cure of the first lien.

Charge-offs
Charge-offs. For all commercial and consumer loan portfolio segments, all losses of principal are charged to the allowance for loan losses ("ALLL") in the period in which the loan is deemed to be uncollectible.
For consumer loans, the timing of a full or partial charge-off generally depends on the loan type and delinquency status. Generally, for the consumer real estate and permanent mortgage portfolio segments, a loan will be either partially or fully charged-off when it becomes 180 days past due. At this time, if the collateral value does not support foreclosure, balances are fully charged-off and other avenues of recovery are pursued. If the collateral value supports foreclosure, the loan is charged-down to net realizable value (collateral value less estimated costs to sell) and is placed on nonaccrual status. For residential real estate loans discharged in Chapter 7 bankruptcy and not reaffirmed by the borrower, the fair value of the collateral position is assessed at the time FHN is made aware of the discharge and the loan is charged down to the net realizable value (collateral value less estimated costs to sell). Within the credit card and other portfolio segment, credit cards and installment loans secured by automobiles are normally charged-off upon reaching 180 days past due while other non-real estate consumer loans are charged-off upon reaching 120 days past due.

Impaired Loans
Impaired Loans. Impaired loans include nonaccrual commercial loans greater than $1 million and modified consumer and commercial loans that have been classified as a TDR and are individually measured for impairment under the guidance of ASC 310. TDRs are always reported as such unless the TDR has exhibited sustained performance, was reported as a TDR over a year-end, and the modified terms were market-based at the time of modification.

Purchased Credit-Impaired Loans
Purchased Credit-Impaired Loans. ASC 310-30 “Accounting for Certain Loans or Debt Securities Acquired in a Transfer,” provides guidance for acquired loans that have exhibited deterioration of credit quality between origination and the time of acquisition and for which the timely collection of the interest and principal is not reasonably assured (“PCI loans”). PCI loans are initially recorded at fair value which is estimated by discounting expected cash flows at acquisition date. The expected cash flows include all contractually expected amounts (including interest) and incorporate an estimate for future expected credit losses, pre-payment assumptions, and yield requirement for a market participant, among other things. To the extent possible, certain PCI loans were aggregated into pools with composite interest rate and cash flows expected to be collected for the pool. Aggregation into loan pools is based upon common risk characteristics that include similar credit risk or risk ratings, and one or more predominant risk characteristics. Each PCI pool is accounted for as a single unit.

Accretable yield is initially established at acquisition and is the excess of cash flows expected at acquisition over the initial investment in the loan and is recognized in interest income over the remaining life of the loan, or pool of loans. Nonaccretable difference is initially established at acquisition and is the difference between the contractually required payments at acquisition and the cash flows expected to be collected at acquisition. FHN estimates expected cash flows for PCI loans on a quarterly basis. Increases in expected cash flows from the last measurement result in reversal of any nonaccretable difference (or allowance for loan losses to the extent any has previously been recorded) with a prospective positive impact on interest income. Decreases to the expected cash flows result in an increase in the allowance for loan losses through provision expense.

FHN does not report PCI loans as nonperforming loans due to the accretion of interest income. Additionally, PCI loans that have been pooled and subsequently modified will not be reported as troubled debt restructurings since the pool is the unit of measurement.

Allowance for Loan Losses
Allowance for Loan Losses. The ALLL is maintained at a level that management determines is sufficient to absorb estimated probable incurred losses in the loan portfolio. The ALLL is increased by the provision for loan losses and loan recoveries and is decreased by loan charge-offs. The ALLL is determined in accordance with ASC 450-20-50 "Contingencies - Accruals for Loss Contingencies" and is composed of reserves for commercial loans evaluated based on pools of credit graded loans and reserves for pools of smaller-balance homogeneous consumer and commercial loans. The reserve factors applied to these pools are an estimate of probable incurred losses based on management’s evaluation of historical net losses from loans with similar characteristics. Additionally, the ALLL includes specific reserves established in accordance with ASC 310-10-35 for loans determined by management to be individually impaired as well as reserves associated with PCI loans. Management uses analytical models to estimate probable incurred losses in the loan portfolio as of the balance sheet date. The models, which are primarily driven by historical losses, are carefully reviewed to identify trends that may not be captured in the historical loss factors used in the models. Management uses qualitative adjustments for those items not yet captured in the models like current events, recent trends in the portfolio, current underwriting guidelines, and local and macroeconomic trends, among other things.
The nature of the process by which FHN determines the appropriate ALLL requires the exercise of considerable judgment. See Note 5 - Allowance for Loan Losses for a discussion of FHN’s ALLL methodology and a description of the models utilized in the estimation process for the commercial and consumer loan portfolios.
Key components of the estimation process are as follows: (1) commercial loans determined by management to be individually impaired loans are evaluated individually and specific reserves are determined based on the difference between the outstanding loan amount and the estimated net realizable value of the collateral (if collateral dependent), the present value of expected future cash flows or by observable market prices; (2) individual commercial loans not considered to be individually impaired are segmented based on similar credit risk characteristics and evaluated on a pool basis; (3) reserve rates for the commercial segment are calculated based on historical net charge-offs and are subject to adjustment by management to reflect current events, trends, and conditions (including economic considerations and trends); (4) management’s estimate of probable incurred losses reflects the reserve rates applied against the balance of loans in the commercial segment of the loan portfolio; (5) consumer loans are generally segmented based on loan type; (6) reserve amounts for each consumer portfolio segment are calculated using analytical models based on delinquency trends and net loss experience and are subject to adjustment by management to reflect current events, trends, and conditions (including economic considerations and trends); and (7) the reserve amount for each consumer portfolio segment reflects management’s estimate of probable incurred losses in the consumer segment of the loan portfolio.
Impairment related to individually impaired loans is measured in accordance with ASC 310-10. For all commercial portfolio segments, commercial TDRs and other individually impaired commercial loans are measured based on the present value of expected future payments discounted at the loan’s effective interest rate (“the DCF method”), observable market prices, or for loans that are solely dependent on the collateral for repayment, the net realizable value (collateral value less estimated costs to sell). Impaired loans also include consumer TDRs.
Future adjustments to the ALLL may be necessary if economic or other conditions differ substantially from the assumptions used in making the estimates or, if required by regulators, based upon information at the time of their examinations or upon future regulatory guidance. Such adjustments to original estimates, as necessary, are made in the period in which these factors and other relevant considerations indicate that loss levels vary from previous estimates.

Premises and Equipment
Premises and Equipment. Premises and equipment are carried at cost less accumulated depreciation and amortization and include additions that materially extend the useful lives of existing premises and equipment. All other maintenance and repair expenditures are expensed as incurred. Premises and equipment held-for-sale are generally valued at appraised values which reference recent disposition values for similar property types but also consider marketability discounts for vacant properties. The valuations of premises and equipment held-for-sale are reduced by estimated costs to sell. Impairments, and any subsequent recoveries, are recorded in noninterest expense. Gains and losses on dispositions are reflected in noninterest income and expense, respectively.
Depreciation and amortization are computed on the straight-line method over the estimated useful lives of the assets and are recorded as noninterest expense. Leasehold improvements are amortized over the lesser of the lease periods or the estimated useful lives using the straight-line method. Useful lives utilized in determining depreciation for furniture, fixtures and equipment and for buildings are three to fifteen and seven to forty-five years, respectively.

Other Real Estate Owned (OREO)
Other Real Estate Owned ("OREO"). Real estate acquired by foreclosure or other real estate-owned consists of properties that have been acquired in satisfaction of debt. These properties are carried at the lower of the outstanding loan amount or estimated fair value less estimated costs to sell the real estate. At the time acquired, and in conjunction with the transfer from loans to OREO, there is a charge-off against the ALLL if the estimated fair value less costs to sell is less than the loan’s cost basis. Subsequent declines in fair value and gains or losses on dispositions, if any, are charged to All other expense on the Consolidated Statements of Income. Properties acquired by foreclosure in compliance with HUD servicing guidelines prior to January 1, 2015, are included in “OREO” and are carried at the estimated amount of the underlying government insurance or guarantee. On December 31, 2018, FHN had $2.9 million of these properties.
Required developmental costs associated with acquired property under construction are capitalized and included in determining the estimated net realizable value of the property, which is reviewed periodically, and any write-downs are charged against current earnings.

Intangible Assets
Intangible Assets. Intangible assets consist of “Other intangible assets” and “Goodwill.” Other intangible assets represent customer lists and relationships, acquired contracts, covenants not to compete and premium on purchased deposits, which are amortized over their estimated useful lives. Intangible assets related to acquired deposit bases are primarily amortized over 10 years using an accelerated method. Management evaluates whether events or circumstances have occurred that indicate the remaining useful life or carrying value of amortizing intangibles should be revised. Goodwill represents the excess of cost over net assets of acquired businesses less identifiable intangible assets. On an annual basis, FHN assesses goodwill for impairment.

Derivative Financial Instruments
Derivative Financial Instruments. FHN accounts for derivative financial instruments in accordance with ASC 815 which requires recognition of all derivative instruments on the balance sheet as either an asset or liability measured at fair value through adjustments to either accumulated other comprehensive income within shareholders’ equity or current earnings. Fair value is defined as the price that would be received to sell a derivative asset or paid to transfer a derivative liability in an orderly transaction between market participants on the transaction date. Fair value is determined using available market information and appropriate valuation methodologies. FHN has elected to present its derivative assets and liabilities gross on the Consolidated Statements of Condition. Amounts of collateral posted or received have not been netted with the related derivatives unless the collateral amounts are considered legal settlements of the related derivative positions. See Note 22 - Derivatives for discussion on netting of derivatives.
FHN prepares written hedge documentation, identifying the risk management objective and designating the derivative instrument as a fair value hedge or cash flow hedge as applicable, or as a free-standing derivative instrument entered into as an economic hedge or to meet customers’ needs. All transactions designated as ASC 815 hedges must be assessed at inception and on an ongoing basis as to the effectiveness of the derivative instrument in offsetting changes in fair value or cash flows of the hedged item. For a fair value hedge, changes in the fair value of the derivative instrument and changes in the fair value of the hedged asset or liability attributable to the hedged risk are recognized currently in earnings. For a cash flow hedge, changes in the fair value of the derivative instrument are recorded in accumulated other comprehensive income and subsequently reclassified to earnings as the hedged transaction impacts net income. Prior to 2018, ineffectiveness in debt and cash flow hedges was recorded in noninterest expense. Starting in 2018, for fair value hedges, the entire change in the fair value of the hedging instrument included in the assessment of effectiveness is recorded to the same financial statement line item (e.g., interest expense) used to present the earnings effect of the hedged item. For cash flow hedges, the entire fair value change of the hedging instrument that is included in the assessment of hedge effectiveness is initially recorded in other comprehensive income and later recycled into earnings as the hedged transaction(s) affect net income with the income statement effects recorded in the same financial statement line item used to present the earnings effect of the hedged item (e.g., interest income). For free-standing derivative instruments, changes in fair values are recognized currently in earnings. See Note 22 - Derivatives for additional information.
Cash flows from derivative contracts are reported as operating activities on the Consolidated Statements of Cash Flows.

Advertising and Public Relations	Advertising and Public Relations. Advertising and public relations costs are generally expensed as incurred.
Income Taxes
Income Taxes. FHN accounts for income taxes using the asset and liability method pursuant to ASC 740, “Income Taxes,” which requires the recognition of deferred tax assets ("DTAs") and liabilities ("DTLs") for the expected future tax consequences of events that have been included in the financial statements. Under this method, FHN’s deferred tax assets and liabilities are determined based on differences between financial statement carrying amounts and the corresponding tax basis of certain assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on DTAs and DTLs is recognized in income in the period that includes the enactment date.
Additionally, DTAs are subject to a “more likely than not” test to determine whether the full amount of the DTAs should be recognized in the financial statements. FHN evaluates the likelihood of realization of the DTA based on both positive and negative evidence available at the time, including (as appropriate) scheduled reversals of DTLs, projected future taxable income, tax planning strategies, and recent financial performance. If the “more likely than not” test is not met, a valuation allowance must be established against the DTA. In the event FHN determines that DTAs are realizable in the future in excess of their net recorded amount, FHN would make an adjustment to the valuation allowance, which would reduce the provision for income taxes.
FHN records uncertain tax positions in accordance with ASC 740 on the basis of a two-step process in which (1) it is determined whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority is recognized. FHN's ASC 740 policy is to recognize interest and penalties related to unrecognized tax benefits as a component of income tax expense. Accrued interest and penalties are included within the related tax asset/liability line in the consolidated balance sheet.
FHN and its eligible subsidiaries are included in a consolidated federal income tax return. FHN files separate returns for subsidiaries that are not eligible to be included in a consolidated federal income tax return. Based on the laws of the applicable state where it conducts business operations, FHN either files consolidated, combined, or separate returns. The federal tax returns for Capital Bank Financial Corporation for 2010 - 2012 are under examination by the IRS. With few exceptions, FHN returns are no longer subject to federal or state and local tax examinations by tax authorities for years before 2013. FHN is currently under federal examination for 2013-2015 and is also under examination in several states.

Earnings per Share
Earnings per Share. Earnings per share is computed by dividing net income or loss available to common shareholders by the weighted average number of common shares outstanding for each period. Diluted earnings per share in net income periods is computed by dividing net income available to common shareholders by the weighted average number of common shares outstanding adjusted to include the number of additional common shares that would have been outstanding if the potential dilutive common shares resulting from performance shares and units, restricted shares and units, and options granted under FHN’s equity compensation plans and deferred compensation arrangements had been issued. FHN utilizes the treasury stock method in this calculation. Diluted earnings per share does not reflect an adjustment for potentially dilutive shares in periods in which a net loss available to common shareholders exists.

Equity Compensation
Equity Compensation. FHN accounts for its employee stock-based compensation plans using the grant date fair value of an award to determine the expense to be recognized over the life of the award. Stock options are valued using an option-pricing model, such as Black-Scholes. Restricted and performance shares and share units are valued at the stock price on the grant date. Awards with post-vesting transfer restrictions are discounted using models that reflect market considerations for illiquidity. For awards with service vesting criteria, expense is recognized using the straight-line method over the requisite service period (generally the vesting period). Forfeitures are recognized when they occur. For awards vesting based on a performance measure, anticipated performance is projected to determine the number of awards expected to vest, and the corresponding aggregate expense is adjusted to reflect the elapsed portion of the performance period. If a performance period extends beyond the required service term, total expense is adjusted for changes in estimated achievement through the end of the performance period. The fair value of equity awards with cash payout requirements, as well as awards for which fair value cannot be estimated at grant date, is remeasured each reporting period through vesting date. Performance awards with pre-grant date achievement criteria are expensed over the period from the start of the performance period through the end of the service vesting term. Awards are amortized using the nonsubstantive vesting methodology which requires that expense associated with awards having only service vesting criteria that continue vesting after retirement be recognized over a period ending no later than an employee’s retirement eligibility date.

Repurchase and Foreclosure Provision
Repurchase and Foreclosure Provision. The repurchase and foreclosure provision is the charge to earnings necessary to maintain the liability at a level that reflects management’s best estimate of losses associated with the repurchase of loans previously transferred in whole loans sales or securitizations, or make whole requests as of the balance sheet date. See Note 17 - Contingencies and Other Disclosures for discussion related to FHN’s obligations to repurchase such loans.

Legal Costs	Legal Costs. Generally, legal costs are expensed as incurred.
Contingency Accruals
Contingency Accruals. Contingent liabilities arise in the ordinary course of business, including those related to lawsuits, arbitration, mediation, and other forms of litigation. FHN establishes loss contingency liabilities for matters when loss is both probable and reasonably estimable in accordance with ASC 450-20-50 “Contingencies - Accruals for Loss Contingencies”. If loss for a matter is probable and a range of possible loss outcomes is the best estimate available, accounting guidance generally requires a liability to be established at the low end of the range. Expected recoveries from insurance and indemnification arrangements are recognized if they are considered equally as probable and reasonably estimable as the related loss contingency up to the recognized amount of the estimated loss. Gain contingencies and expected recoveries from insurance and indemnification arrangements in excess of the associated recorded estimated losses are recognized when received. Recognized recoveries are recorded as offsets to the related expense in the Consolidated Statements of Income. The favorable resolution of a gain contingency generally results in the recognition of other income in the Consolidated Statements of Income. Contingencies assumed in business combinations are evaluated through the end of the one-year post-closing measurement period.  If the acquisition-date fair value of the contingency can be determined during the measurement period, recognition occurs as part of the acquisition-date fair value of the acquired business.  If the acquisition-date fair value of the contingency cannot be determined, but loss is considered probable as of the acquisition date and can be reasonably estimated within the measurement period, then the estimated amount is recorded within acquisition accounting.  If the requirements for inclusion of the contingency as part of the acquisition are not met, subsequent recognition of the contingency is included in earnings.

Summary of Accounting Changes and Accounting Changes Issued but Not Currently Effective
Summary of Accounting Changes. Effective January 1, 2018, FHN adopted the provisions of ASU 2014-09, “Revenue from Contracts with Customers,” and all related amendments to all contracts using a modified retrospective transaction method. ASU 2014-09 does not change revenue recognition for financial assets. The core principle of ASU 2014-09 is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. This is accomplished through a five-step recognition framework involving 1) the identification of contracts with customers, 2) identification of performance obligations, 3) determination of the transaction price, 4) allocation of the transaction price to the performance obligations and 5) recognition of revenue as performance obligations are satisfied. Additionally, qualitative and quantitative information is required for disclosure regarding the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. In February 2016, the FASB issued ASU 2016-08, “Principal versus Agent Considerations,” which provides additional guidance on whether an entity should recognize revenue on a gross or net basis, based on which party controls the specified good or service before that good or service is transferred to a customer. In April 2016, the FASB issued ASU 2016-10, “Identifying Performance Obligations and Licensing,” which clarifies the original guidance included in ASU 2014-09 for identification of the goods or services provided to customers and enhances the implementation guidance for licensing arrangements. ASU 2016-12, “Narrow-Scope Improvements and Practical Expedients,” was issued in May 2016 to provide additional guidance for the implementation and application of ASU 2014-09. “Technical Corrections and Improvements” ASU 2016-20 was issued in December 2016 and provides further guidance on certain issues. FHN elected to adopt the provisions of the revenue recognition standards through the cumulative effect alternative and determined that there were no significant effects on the timing of recognition, which resulted in no cumulative effect adjustment being required. Beginning in first quarter 2018, in situations where FHN's broker-dealer operations serve as the lead underwriter, the associated revenues and expenses are presented gross. The effect on 2018 revenues and expenses was not significant.

Effective January 1, 2018, FHN adopted the provisions of ASU 2017-05, “Clarifying the Scope of Asset Derecognition Guidance and Accounting for Partial Sales of Nonfinancial Assets” through the cumulative effect approach. ASU 2017-05 clarifies the meaning and application of the term "in substance nonfinancial asset" in transactions involving both financial and nonfinancial assets. If substantially all of the fair value of the assets that are promised to the counterparty in a contract are concentrated in nonfinancial assets, then all of the financial assets promised to the counterparty are in substance nonfinancial assets within the scope of revenue recognition guidance for nonfinancial assets. ASU 2017-05 also clarifies that an entity should identify each distinct nonfinancial asset or in substance nonfinancial asset promised to a counterparty and derecognize each asset when a counterparty obtains control of it with the amount of revenue recognized based on the allocation guidance provided in ASU 2014-09. ASU 2017-05 also requires an entity to derecognize a distinct nonfinancial asset or distinct in substance nonfinancial asset in a partial sale transaction when it 1) does not have (or ceases to have) a controlling financial interest in the legal entity that holds the asset in accordance with Topic 810 and 2) transfers control of the asset in accordance with the provisions of ASU 2014-09. Once an entity transfers control of a distinct nonfinancial asset or distinct in substance nonfinancial asset, it is required to measure any noncontrolling interest it receives (or retains) at fair value. FHN determined that there were no significant effects on the timing of revenue recognition, which resulted in no cumulative effect adjustment being required.

Effective January 1, 2018, FHN adopted the provisions of ASU 2016-01, “Recognition and Measurement of Financial Assets and Financial Liabilities.” ASU 2016-01 makes several revisions to the accounting, presentation and disclosure for financial instruments. Equity investments (except those accounted for under the equity method, those that result in consolidation of the investee, and those held by entities subject to specialized industry accounting which already apply fair value through earnings) are required to be measured at fair value with changes in fair value recognized in net income. This excludes FRB and FHLB stock holdings which are specifically exempted from the provisions of ASU 2016-01. An entity may elect to measure equity investments that do not have readily determinable market values at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or similar instruments from the same issuer. ASU 2016-01 also requires a qualitative impairment review for equity investments without readily determinable fair values, with measurement at fair value required if impairment is determined to exist. For liabilities for which fair value has been elected, ASU 2016-01 revises current accounting to record the portion of fair value changes resulting from instrument-specific credit risk within other comprehensive income rather than earnings. FHN has not elected fair value accounting for any existing financial liabilities. Additionally, ASU 2016-01 clarifies that the need for a valuation allowance on a deferred tax asset related to available-for-sale securities should be assessed in combination with all other deferred tax assets rather than being assessed in isolation. ASU 2016-01 also makes several changes to existing fair value presentation and disclosure requirements, including a provision that all disclosures must use an exit price concept in the determination of fair value. Transition is through a cumulative effect adjustment to retained earnings for equity investments with readily determinable fair values. Equity investments without readily determinable fair values, for which the accounting election is made, had any initial fair value marks recorded through earnings prospectively after adoption.

Upon adoption, FHN reclassified $265.9 million of equity investments out of AFS securities to Other assets, leaving only debt securities within the AFS classification. FHN evaluated the nature of its current equity investments (excluding FRB and FHLB stock holdings which are specifically exempted from the provisions of ASU 2016-01) and determined that substantially all qualified for the election available to assets without readily determinable fair values. Accordingly, FHN has applied this election and any future fair value marks for these investments will be recognized through earnings on a prospective basis subsequent to adoption. The requirements of ASU 2016-01 related to assessment of deferred tax assets and disclosure of the fair value of financial instruments did not have a significant effect on FHN because its current accounting and disclosure practices conform to the requirements of ASU 2016-01.

Effective January 1, 2018, FHN adopted the provisions of ASU 2016-04, “Recognition of Breakage of Certain Prepaid Stored-Value Products,” which indicates that liabilities related to the sale of prepaid stored-value products are considered financial liabilities and should have a breakage estimate applied for estimated unused funds. ASU 2016-04 does not apply to stored-value products that can only be redeemed for cash, are subject to escheatment or are linked to a segregated bank account. The adoption of ASU 2016-04 did not have a significant effect on FHN’s current accounting and disclosure practices.

Effective January 1, 2018, FHN adopted the provisions of ASU 2016-15, “Classification of Certain Cash Receipts and Cash Payments,” which clarifies multiple cash flow presentation issues including providing guidance as to classification on the cash flow statement for certain cash receipts and cash payments where diversity in practice exists. The adoption of ASU 2016-15 was applied retroactively resulting in proceeds from bank-owned life insurance (“BOLI”) being classified as an investing activity rather than their prior classification as an operating activity. All of these amounts are included in Other assets in the Consolidated Statement of Condition. The amounts reclassified are presented in the table below.

	Fiscal Years Ended December 31
(Dollars in thousands)	2017	2016

Proceeds from BOLI	$11,440	$2,740

Effective January 1, 2018, FHN retroactively adopted the provisions of ASU 2017-07, “Improving the Presentation of Net
Periodic Pension Cost and Net Periodic Postretirement Benefit Cost,” which requires the disaggregation of the service cost component from the other components of net benefit cost for pension and postretirement plans. Service cost must be included in the same income statement line item as other compensation-related expenses. All other components of net benefit cost are required to be presented in the income statement separately from the service cost component, with disclosure of the line items where these amounts are recorded. FHN’s disclosures for pension and postretirement costs provide details of the service cost and all other components for expenses recognized for its applicable benefit plans. All of these amounts were previously included in Employee compensation, incentives, and benefits expense in the Consolidated Statements of Income. Upon adoption of ASU 2017-07 FHN reclassified the expense components other than service cost into All other expense and revised its disclosures accordingly. The amounts reclassified are presented in the table below.

	Fiscal Years Ended December 31
(Dollars in thousands)	2017	2016

Net periodic benefit cost/(credit) reclassified	$1,946	$(843)

Effective January 1, 2018, FHN early adopted the provisions of ASU 2017-08, “Premium Amortization on Purchased Callable Debt Securities,” which shortens the amortization period for securities that have explicit, noncontingent call features that are callable at fixed prices and on preset dates. In contrast to the current requirement for premium amortization to extend to the contractual maturity date, ASU 2017-08 requires the premium to be amortized to the earliest call date. ASU 2017-08 does not change the amortization of discounts, which will continue to be amortized to maturity. The new guidance does not apply to either 1) debt securities where the prepayment date is not preset or the price is not known in advance or 2) debt securities that qualify for amortization based on estimated prepayment rates. The adoption of ASU 2017-08 did not have an effect on FHN's investments.

Effective January 1, 2018, FHN early adopted the provisions of ASU 2017-12, “Targeted Improvements to Accounting for Hedging Activities,” which revises the financial reporting for hedging relationships through changes to both the designation and measurement requirements for qualifying hedge relationships and the presentation of hedge results. ASU 2017-12 expands permissible risk component hedging strategies, including the designation of a contractually specified interest rate (e.g., a bank’s prime rate) in hedges of cash flows from variable rate financial instruments. Additionally, ASU 2017-12 makes significant revisions to fair value hedging activities, including the ability to measure the fair value changes for a hedged item solely for changes in the benchmark interest rate, permitting partial-term hedges, limiting consideration of prepayment risk for hedged debt instruments solely to the effects of changes in the benchmark interest rate and allowing for certain hedging strategies to be applied to closed portfolios of prepayable debt instruments. ASU 2017-12 also provides elections for the exclusion of certain portions of a hedging instrument’s change in fair value from the assessment of hedge effectiveness. If elected, the fair value changes of these excluded components may be recognized immediately or recorded into other comprehensive income with recycling into earnings using a rational and systematic methodology over the life of the hedging instrument.

Under ASU 2017-12 some of the documentation requirements for hedge accounting relationships are relaxed, but the highly effective threshold has been retained. Hedge designation documentation and a prospective qualitative assessment are still required at hedge inception, but the initial quantitative analysis may be delayed until the end of the quarter the hedge is commenced. If certain criteria are met, an election can be made to perform future effectiveness assessments using a purely qualitative methodology. ASU 2017-12 also revises the income statement presentation requirements for hedging activities. For fair value hedges, the entire change in the fair value of the hedging instrument included in the assessment of effectiveness is recorded to the same income statement line item used to present the earnings effect of the hedged item. For cash flow hedges, the entire fair value change of the hedging instrument that is included in the assessment of hedge effectiveness is initially recorded in other comprehensive income and later recycled into earnings as the hedged transaction(s) affect net income with the income statement effects recorded in the same financial statement line item used to present the earnings effect of the hedged item.

ASU 2017-12 also makes revisions to the current disclosure requirements for hedging activities to reflect the presentation of hedging results consistent with the changes to income statement classification and to improve the disclosure of the hedging results on the balance sheet.

FHN early adopted the provisions of ASU 2017-12 in the first quarter of 2018. Prospectively, FHN is recording components of hedging results for its fair value and cash flow hedges previously recognized in other expense within either interest income or interest expense. Additionally, FHN made cumulative effect adjustments to the hedged items, accumulated other comprehensive income and retained earnings as of the beginning of 2018. The magnitude of the cumulative effect adjustments and prospective effects were insignificant for FHN’s hedge relationships.

In August 2018, the FASB issued ASU 2018-13, “Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement,” which makes multiple revisions to current disclosures requirements for fair value measurements. ASU 2018-13 removes the disclosure requirements for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of recognition for transfers between fair value levels and the discussion of valuation processes for Level 3 measurements. Additional disclosure is required for unrealized gains and losses recognized with accumulated other comprehensive income and the weighted average and range of unobservable inputs used in Level 3 measurements. ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The amendments on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and the narrative description of measurement uncertainty should be applied prospectively for only the most recent interim or annual period presented in the initial fiscal year of adoption. All other amendments should be applied retrospectively to all periods presented upon their effective date. Early adoption is permitted at an individual level for each removed or modified disclosure while adoption of other changes may be delayed until their effective date. FHN has elected early adoption for most of the disclosure revisions which are reflected in Note 24 - Fair Value of Assets and Liabilities.

In August 2018, the FASB issued ASU 2018-14, “Disclosure Framework-Changes to the Disclosure Requirements for Defined Benefit Plans,” which makes multiple revisions to the disclosure requirements for defined benefit pension and postretirement plans. ASU 2018-14 removes the disclosure requirements for 1) the amounts in accumulated other comprehensive income expected to be recognized as components of net periodic benefit cost over the next fiscal year, 2) the amount and timing of plan assets expected to be returned to the employer, and 3) the effects of a one-percentage-point change in assumed health care cost trend rates on the (a) aggregate of the service and interest cost components of net periodic benefit costs and (b) benefit obligation for postretirement health care benefits. ASU 2018-14 adds disclosures for 1) the weighted-average interest crediting rates for plans with promised interest crediting rates, 2) an explanation of the reasons for significant gains and losses related to changes in the benefit obligation for the period, 3) the projected benefit obligation ("PBO") and fair value of plan assets for plans with PBOs in excess of plan assets and 4) the accumulated benefit obligation ("ABO") and fair value of plan assets for plans with ABOs in excess of plan assets. ASU 2018-14 is effective for fiscal years ending after December 15, 2020 with full retrospective presentation required. Early adoption is permitted. FHN has elected early adoption and the disclosure revisions are presented in Note 18 - Pensions, Savings and Other Employee Benefits.

Accounting Changes Issued but Not Currently Effective

In February 2016, the FASB issued ASU 2016-02, “Leases,” which requires a lessee to recognize in its statement of condition a liability to make lease payments (the lease liability) and a right-of-use asset representing its right to use the underlying asset for the lease term. ASU 2016-02 leaves lessor accounting largely unchanged from prior standards. For leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election by class of underlying asset not to recognize lease assets and lease liabilities. If a lessee makes this election, it should recognize lease expense for such leases generally on a straight-line basis over the lease term. All other leases must be classified as financing or operating leases which depends on the relationship of the lessee’s rights to the economic value of the leased asset. For finance leases, interest on the lease liability is recognized separately from amortization of the right-of-use asset in earnings, resulting in higher expense in the earlier portion of the lease term. For operating leases, a single lease cost is calculated so that the cost of the lease is allocated over the lease term on a generally straight-line basis.

In July 2018, the FASB issued ASU 2018-11, “Leases - Targeted Improvements,” which provides an election for a cumulative effect adjustment to retained earnings upon initial adoption of ASU 2016-02. Alternatively, under the initial guidance of ASU 2016-02, lessees and lessors are required to recognize and measure leases at the beginning of the earliest comparative period presented using a modified retrospective approach. Both adoption alternatives include a number of optional practical expedients that entities may elect to apply, which would result in continuing to account for leases that commence before the effective date in accordance with previous requirements (unless the lease is modified) except that lessees are required to recognize a right-of-use asset and a lease liability for all operating leases at each reporting date based on the present value of the remaining minimum rental payments that were tracked and disclosed under previous requirements. ASU 2016-02 also requires expanded qualitative and quantitative disclosures to assess the amount, timing, and uncertainty of cash flows arising from lease arrangements. ASU 2016-02 and ASU 2018-11 are effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Upon adoption, FHN utilized the cumulative effect transition alternative provided by ASU 2018-11. FHN utilized the lease classification practical expedients and the short-term lease exemption upon adoption. FHN also has elected to determine the discount rate on leases as of the effective date and elected to use hindsight in determining remaining lease terms as well as impairments of lease assets resulting from lease abandonments upon adoption. The adoption of ASU 2016-02 resulted in recognition of lease assets of approximately $196 million and lease liabilities of approximately $204 million along with smaller impacts to other balance sheet classifications as well as an after-tax increase in retained earnings of approximately $3 million, primarily reflecting the recognition of deferred gains associated with prior sale-leaseback transactions.

In June 2016, the FASB issued ASU 2016-13, “Measurement of Credit Losses on Financial Instruments,” which revises the measurement and recognition of credit losses for assets measured at amortized cost (e.g., held-to-maturity (“HTM”) loans and debt securities) and available-for-sale (“AFS”) debt securities. Under ASU 2016-13, for assets measured at amortized cost, the current expected credit loss (“CECL”) is measured as the difference between amortized cost and the net amount expected to be collected. This represents a departure from existing GAAP as the “incurred loss” methodology for recognizing credit losses delays recognition until it is probable a loss has been incurred. The measurement of current expected credit losses is based on relevant information about past events, including historical experience, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount. Additionally, current disclosures of credit quality indicators in relation to the amortized cost of financing receivables will be further disaggregated by year of origination. ASU 2016-13 leaves the methodology for measuring credit losses on AFS debt securities largely unchanged, with the maximum credit loss representing the difference between amortized cost and fair value. However, such credit losses will be recognized through an allowance for credit losses, which permits recovery of previously recognized credit losses if circumstances change.

ASU 2016-13 also revises the recognition of credit losses for purchased financial assets with a more-than insignificant amount of credit deterioration since origination (“PCD assets”). For PCD assets, the initial allowance for credit losses is added to the purchase price. Only subsequent changes in the allowance for credit losses are recorded as a credit loss expense for PCD assets. Interest income for PCD assets will be recognized based on the effective interest rate, excluding the discount embedded in the purchase price that is attributable to the acquirer’s assessment of credit losses at acquisition. Currently, credit losses for purchased credit-impaired assets are included in the initial basis of the assets with subsequent declines in credit resulting in expense while subsequent improvements in credit are reflected as an increase in the future yield from the assets.

The provisions of ASU 2016-13 will be generally adopted through a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in the year of adoption. Prospective implementation is required for debt securities for which an other-than-temporary-impairment (“OTTI”) had been previously recognized. Amounts previously recognized in accumulated other comprehensive income (“AOCI”) as of the date of adoption that relate to improvements in cash flows expected to be collected will continue to be accreted into income over the remaining life of the asset. Recoveries of amounts previously written off relating to improvements in cash flows after the date of adoption will be recorded in earnings when received. A prospective transition approach will be used for existing PCD assets where, upon adoption, the amortized cost basis will be adjusted to reflect the addition of the allowance for credit losses. Thus, an entity will not be required to reassess its purchased financial assets that exist as of the date of adoption to determine whether they would have met at acquisition the new criteria of more-than-insignificant credit deterioration since origination. An entity will accrete the remaining noncredit discount (based on the revised amortized cost basis) into interest income at the effective interest rate at the adoption date.

ASU 2016-13 is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption is permitted in fiscal years beginning after December 15, 2018. FHN continues to evaluate the impact of ASU 2016-13, and is not currently able to reasonably estimate the impact the adoption will have on its consolidated financial position, results of operations, or cash flows. Adoption of ASU 2016-13 is likely to lead to significant changes in accounting policies and procedures related to FHN’s ALLL, and it is possible that the impact of the adoption could be material to FHN’s consolidated financial position and results of operations. To date, the Company has completed a gap analysis, established a formal governance structure for the project, selected loss estimation methodologies for material portfolio segments, selected a software solution to serve as its CECL platform, and are in the latter stages of model development activities. FHN intends to perform parallel runs in the latter half of 2019.

In August 2018, the FASB issued ASU 2018-15, “Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract,” which aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software (and hosting arrangements that include an internal use software license). Capitalized implemented costs are required to be expensed over the term of the hosting arrangement which includes the non-cancellable period of the arrangement plus periods covered by (1) an option to extend the arrangement if the customer is reasonably certain to exercise that option, (2) an option to terminate the arrangement if the customer is reasonably certain not to exercise the termination option, and (3) an option to extend (or not to terminate) the arrangement in which exercise of the option is in the control of the vendor. ASU 2018-15 also requires application of the impairment guidance applicable to long-lived assets to the capitalized implementation costs. Amortization expense related to capitalized implementation costs must be presented in the same line item in the statement of income as the fees associated with the hosting element (service) of the arrangement and payments for capitalized implementation costs will be classified in the statement of cash flows in the same manner as payments made for fees associated with the hosting element. Capitalized implementation costs will be presented in the statement of financial position in the same line item that a prepayment for the fees of the associated hosting arrangement would be presented. ASU 2018-15 is effective for fiscal years beginning after December 15, 2019 with early adoption permitted. Adoption may be either fully retrospective or prospective only. FHN has elected early adoption of ASU 2018-15 effective January 1, 2019 using the prospective transition method and the effects of adoption are not significant.